UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX February 5th, 2009
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   79
Form 13F Information Table Value Total:   $699934
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch            common           002896207     6967   302000 SH       SOLE                   298000              4000
Altria Group                   common           02209S103      873    58001 SH       SOLE                                      58001
AmeriCredit Corp.              common           03060R101    65278  8544300 SH       SOLE                  7929400            614900
American Express Co.           common           025816109     7825   421850 SH       SOLE                   397500             24350
Bancorp Inc., The              common           05969A105     6901  1840372 SH       SOLE                  1573168            267204
Bank of America                common           060505104     1690   120000 SH       SOLE                   120000
Berkshire Hath Cl. A           common           084670108    15263      158 SH       SOLE                        6               152
Berkshire Hath Cl. B           common           084670207     1858      578 SH       SOLE                                        578
Cintas Corp.                   common           172908105     1693    72900 SH       SOLE                     3400             69500
Citigroup Inc.                 common           172967101     1629   242728 SH       SOLE                   240000              2728
Clorox Co.                     common           189054109     9303   167439 SH       SOLE                   112000             55439
Coca-Cola Co.                  common           191216100    67567  1492540 SH       SOLE                  1274500            218040
Comcast Corp. Spl A            common           20030N200     1615   100000 SH       SOLE                   100000
ConocoPhillips                 common           20825C104    15499   299200 SH       SOLE                   299200
Covidien Ltd.                  common           G2552X108      659    18187 SH       SOLE                                      18187
Dell Inc.                      common           24702R101    10670  1042000 SH       SOLE                  1035000              7000
Dish Network Corp.             common           25470M109    10011   902700 SH       SOLE                   891000             11700
Ebay Inc.                      common           278642103    42663  3056100 SH       SOLE                  2803000            253100
Equifax Inc.                   common           294429105     1697    64000 SH       SOLE                     4000             60000
Exxon Mobil Corp.              common           30231G102     2475    31000 SH       SOLE                    31000
Furniture Brands Int'l         common           360921100     7074  3201000 SH       SOLE                  3164000             37000
Gannett Company                common           364730101      108    13460 SH       SOLE                                      13460
H&R Block                      common           093671105     4728   208100 SH       SOLE                   180000             28100
Home Depot                     common           437076102     1761    76500 SH       SOLE                    73000              3500
Interpublic Group Co.          common           460690100      102    25803 SH       SOLE                       66             25737
Johnson & Johnson              common           478160104     3347    55940 SH       SOLE                                      55940
Kraft Foods, Inc.              common           50075n104     1253    46680 SH       SOLE                                      46680
Lancaster Colony Corp.         common           513847103    39496  1151498 SH       SOLE                   980900            170598
Leucadia Nat'l Corp.           common           527288104     2487   125600 SH       SOLE                     6000            119600
Liberty Media Cap. A           common           53071M302      120    25570 SH       SOLE                      780             24790
Liberty Media Ent. A           common           53071M500     1935   110676 SH       SOLE                     3120            107556
Liberty Media Int. A           common           53071M104    28283  9065041 SH       SOLE                  8722600            342441
Lowes Companies Inc.           common           548661107     2137    99300 SH       SOLE                     5000             94300
MGIC Investment                common           552848103      104    30025 SH       SOLE                    30000                25
Markel Corp.                   common           570535104      448     1500 SH       SOLE                                       1500
Merrill Lynch & Co.            common           590188108     1164   100000 SH       SOLE                   100000
Microsoft Corp.                common           594918104    56468  2904720 SH       SOLE                  2617000            287720
News Corp. Cl. A               common           65248E104    22919  2521300 SH       SOLE                  2484000             37300
Paychex Inc.                   common           704326107     1895    72100 SH       SOLE                     4000             68100
Penn West Energy Trust         common           707885109      470    42300 SH       SOLE                     4000             38300
PepsiCo Inc.                   common           713448108    38312   699500 SH       SOLE                   642500             57000
Pfizer Inc.                    common           717081103    15179   857100 SH       SOLE                   707500            149600
Philip Morris Int'l            common           718172109     2554    58701 SH       SOLE                                      58701
Procter & Gamble Co.           common           742718109    16299   263647 SH       SOLE                   167000             96647
Resource America Inc.          common           761195205     5288  1321917 SH       SOLE                  1285417             36500
SLM Corporation                common           78442P106     6593   740800 SH       SOLE                   734000              6800
Sprint Nextel Corp.            common           852061100     1189   650000 SH       SOLE                   650000
TJX Co.                        common           872540109     1386    67400 SH       SOLE                     4000             63400
Torchmark Corp.                common           891027104      282     6300 SH       SOLE                                       6300
Toyota Industries ADR          common           892330101    11564   550000 SH       SOLE                   550000
Tyco International             common           G9143X208     2274   105287 SH       SOLE                    87500             17787
U.S. Bancorp                   common           902973304     3477   139038 SH       SOLE                   114100             24938
USG Corp.                      common           903293405    14246  1771950 SH       SOLE                  1753950             18000
United Healthcare              common           91324P102    11688   439400 SH       SOLE                   434500              4900
United Parcel Service          common           911312106     1854    33606 SH       SOLE                     2000             31606
Viacom Inc. Cl. A              common           92553P102      573    28500 SH       SOLE                     3500             25000
Viacom Inc. Cl. B              common           92553P201    64487  3383350 SH       SOLE                  3276500            106850
Wal Mart Stores Inc.           common           931142103      356     6351 SH       SOLE                                       6351
Walgreen Co.                   common           931422109     1942    78700 SH       SOLE                     7500             71200
Walt Disney Co.                common           254687106     4418   194700 SH       SOLE                   194700
WellPoint Inc.                 common           94973V107     7942   188500 SH       SOLE                   186500              2000
Wells Fargo & Co.              common           949746101      427    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     2125     7380 SH       SOLE                                       7380
Western Union Co.              common           959802109     2300   160401 SH       SOLE                     3000            157401
Williams-Sonoma, Inc.          common           969904101     5276   671300 SH       SOLE                   659000             12300
WisdomTree Japan ETF                            97717W836      286 7400.000 SH       SOLE                 7400.000
American Int'l Grp Pfd.                         026874859     2754   346900 SH       SOLE                   336000             10900
Fannie Mae Pfd. F                               313586703       58   110805 SH       SOLE                   110055               750
Fannie Mae Pfd. G                               313586802        9    17100 SH       SOLE                      600             16500
Fannie Mae Pfd. H                               313586885      189   155000 SH       SOLE                   155000
Fannie Mae Pfd. I                               313586877      337   293340 SH       SOLE                   285540              7800
Fannie Mae Pfd. L                               313586844       76    76167 SH       SOLE                    72267              3900
Fannie Mae Pfd. M                               313586836      154   149288 SH       SOLE                   134188             15100
Fannie Mae Pfd. N                               313586828       55    52149 SH       SOLE                    48949              3200
Fannie Mae Pfd. S                               313586752      158   190000 SH       SOLE                   190000
Interpublic Grp. Pfd.                           460690803    12389    33500 SH       SOLE                    33500
SLM Corp. Pfd. A                                78442P205    12392   544223 SH       SOLE                   531523             12700
Telephone & Data Pfd.                           879433878      333    22200 SH       SOLE                                      22200
Viacom Inc. Pfd.                                92553P300      274    15000 SH       SOLE                                      15000